Semiannual Report

Foreign Bond Funds

June 30, 2002

T. Rowe Price(registered trademark)



TABLE OF CONTENTS
--------------------------------------------------------------------------------

Highlights                                                          1
  Performance                                                       1
  Price and Yield Information                                       1

Portfolio Manager's Report                                          2
  Market Environment                                                2
  International Bond Fund                                           4
  Emerging Markets Bond Fund                                        5
  Outlook                                                           6

  Performance Comparison                                            8

  Financial Highlights                                             10

  Portfolio of Investments                                         13

  Statement of Assets and Liabilities                              27

  Statement of Operations                                          29

  Statement of Changes in Net Assets                               31

  Notes to Financial Statements                                    34

  Fund Directors and Officers                                      40


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Highlights
--------------------------------------------------------------------------------

o Developed country bonds posted strong returns for the six and 12 months ended June 30, while emerging markets bonds saw their first-quarter gains largely erased.

o Positive factors for investment-grade foreign bonds included stable interest rates and a weaker U.S. dollar; emerging markets bonds suffered as investors shunned risk.

o The International Bond Fund provided double-digit returns for the 6- and 12-month periods, slightly below its benchmark index.

o The Emerging Markets Bond Fund's return was flat for the six months and modest but positive for the 12 months.

o We expect the environment to remain favorable for higher-quality foreign bonds but are cautious near-term on emerging markets.


Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 6/30/02                             6 Months            12 Months
--------------------------------------------------------------------------------
International Bond shares                            11.41%               15.02%

International Bond-
Advisor Class shares                                 11.35                14.83

J.P. Morgan Global Government
Bond Broad Index, Non-U.S. Dollar                    12.06                15.79

Emerging Markets Bond Fund                            0.41                 2.25

J.P. Morgan Emerging
Markets Bond Index Plus                               0.82                -5.21



Price and Yield

                                                International         Emerging
                            International      Bond - Advisor          Markets
Period Ended 6/30/02          Bond shares        Class shares        Bond Fund

Price Per Share                    $ 8.62              $ 8.61           $ 9.93

Dividends Per Share

  For 6 months                       0.13                0.12             0.45
  For 12 months                      0.27                0.26             1.02

30-Day Dividend Yield *              3.15%               3.00%            9.17%

30-Day Standardized                  3.27                3.12             8.97

* Dividends earned yield for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.



Portfolio Manager's Report
--------------------------------------------------------------------------------

Foreign bonds issued in developed countries posted strong results in the first half of 2002 as the weakening U.S. dollar significantly boosted returns to U.S. investors. Bonds denominated in euro and yen performed especially well. In the emerging markets area, however, returns were basically flat for the first half as second-quarter weakness offset virtually all of the first quarter's gains.


MARKET ENVIRONMENT

Major developments affecting international bond returns in the first half were a weakening U.S. dollar versus major currencies, particularly the euro and yen, and a general flight to quality as political problems in emerging market countries and corporate governance issues in developed countries, mainly the U.S., unnerved investors.

Based on the strong showing of the U.S. economy in the first quarter, bond markets had begun to price in the likelihood of a tighter monetary policy in the second or third quarter. During the second quarter, however, the economy's pace seemed to slow. At the same time, corporate bonds and stocks suffered from a crisis of confidence by investors, as former highflyers Enron and WorldCom imploded and numerous other companies restated earnings or came under regulatory scrutiny.


Developed Markets Performance
--------------------------------------------------------------------------------
                                                  In Local              In U.S.
6 Months Ended 6/30/02                            Currency              Dollars
--------------------------------------------------------------------------------
Australia                                             2.19%               12.07%
France                                                2.51                13.70
Germany                                               2.50                13.69
Italy                                                 2.53                13.72
Japan                                                 1.25                10.71
Spain                                                 2.66                13.86
United Kingdom                                        2.48                 7.33

Source: J.P. Morgan.


Against this background, the Federal Reserve continued to maintain a "neutral" policy, putting any thoughts of increasing interest rates on hold. Meanwhile, falling stock prices reduced demand for U.S. dollars from overseas investors, and the widening current account and budget deficits led the market to question the strong dollar policy. In this environment, Treasury securities rallied, the euro reached a two-year high against the dollar, and the yen climbed 10%.

Led by the manufacturing sector, Europe showed signs of recovering, but the pace was more uneven than in the U.S. Germany, with an unemployment rate of 9.5%, lagged its European peers. Inflation in Euroland remained above the European Central Bank's (ECB's) 2% target as the euro replaced national currencies in the marketplace, resulting in a one-time upward price adjustment. Wages were also higher than expected. For these reasons, the ECB adopted a hawkish tone over the period, remaining concerned about inflationary pressures. As often happens when the U.S. stock market sells off sharply, the bears were also evident in Europe. As in the U.S., weak equity markets led to a rally in the bond market, especially in shorter maturities. The euro benefited from concerns about U.S. accounting scandals and also from the election of President Chirac in France, which improved the outlook for structural reform.

The Japanese economy also staged a mild recovery, with first-quarter GDP rising 1.4%. Higher exports to the U.S. and Asian markets fueled the return to positive growth, but the underlying economy remains relatively weak and significant structural problems remain. Even though fears of a fiscal year-end (March) financial crisis proved unfounded, Japanese government debt was downgraded to Aa1 and Aa- by Moody's and Standard & Poor's, respectively, as the government deficit continued to rise. After selling off in the first quarter, the bond market rallied during the second, and 10-year yields fell modestly.


Emerging Markets Performance
--------------------------------------------------------------------------------
                                                              In U.S.
6 Months Ended 6/30/02                                        Dollars
--------------------------------------------------------------------------------
Emerging Markets Bond Index Plus                                 0.82%

Brady Indexes (by issuer): *
  Argentina                                                    -22.17
  Brazil                                                       -18.26
  Mexico                                                         4.36
  Poland                                                         4.73
  Venezuela                                                      8.05

* Brady bonds are restructured debt (obligations) of many emerging market countries that enable these nations to repay loans while they implement economic reforms. The bonds are denominated in U.S. dollars and have extended maturities and lower interest rates.

Source: J.P. Morgan.


The picture in emerging market economies was mixed. Latin American countries except Mexico were struggling. In Argentina, there were signs of political and economic stabilization at a depressed level, but debt restructuring talks with bondholders are at least 12 months away. Brazil became a vulnerable credit as the leftist presidential candidate maintained a lead and local investors became increasingly skittish, demanding ever-higher yields and shorter maturities. Most Brazilian debt issues now yield over 20%, and both T. Rowe Price and external rating agencies have downgraded Brazil's outlook, as further deterioration is possible. In Turkey, a similar pattern has developed. The governing coalition weakened amid growing internal policy rifts and concerns about the prime minister's health. Turkey's debt situation seems unhealthy, and the country still needs sizable external assistance. As in Brazil, Turkey's intermediate-term prospects depend largely on multilateral generosity.

Emerging market economies in Europe and Asia offered better prospects, with the latter in particular benefiting from a pickup in the U.S. economy. Polish central banks cut interest rates to spur growth, which boosted bond returns. Hungary and other emerging European countries are working toward EU membership, and Russia has been benefiting from surging oil and gas prices, notable improvements in corporate governance, and closer ties with the West.


INTERNATIONAL BOND FUND

The fund provided a strong return for the first half that was modestly below its benchmark index, as shown in the table on page 1. (Similar results for the Advisor Class shares reflected their different expense structure.) Duration shortened a bit to 5.2 years, which penalized returns slightly versus the index. (A duration of 5.2 means that the fund's share price can be expected to rise approximately 5.2% for each one- percentage-point drop in interest rates, and vice versa.) Overall credit quality remained high, edging down from AAA- six months ago to its level one year ago (AA+).


Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     12/31/01              6/30/02
--------------------------------------------------------------------------------
Weighted Average
Maturity (years)                                       8.2                  7.2

Weighted Average Effective
Duration (years)                                       5.7                  5.2

Weighted Average Quality *                            AAA-                  AA+

*    Based on T. Rowe Price research.


The strongest influence on the fund's return was weakness in the U.S. dollar and our greater focus on the euro and Australian dollar versus the benchmark. The Australian dollar rallied on encouraging economic data, helping our results, and we have now moved our exposure to neutral. As the chart on the next page shows, over half of the fund's assets are sensitive to the euro, in which we maintain an overweight position versus the benchmark. Among smaller positions, relative performance was helped by our holding of Polish bonds, which we trimmed over the second quarter to realize gains.


Portfolio Diversification
--------------------------------------------------------------------------------
International Bond Fund

Geographic:

Germany           17%
Japan             16%
United States     15%
Italy              7%
Netherlands        6%
France             5%
Spain              4%
Other & Reserves  30%

Based on net assets as of 6/30/01 Percentages reflect the issuing country of the fund's securities. Excludes the effects of forward currency contracts.


Net Currency Exposure:
--------------------------------------------------------------------------------

Euro              52%
Japanese yen      33
British pound      6
Canadian dollar    3
Other              6

Results versus the benchmark were hurt by our underweight position in the Japanese bond market, reflecting our concern over a fiscal crisis and sell-off in government bonds that did not materialize. In fact, the market rallied in the second quarter, and we reduced the degree of underweighting. At 33% of fund assets, our exposure to the yen was nevertheless about five percentage points lower than the benchmark for much of the period, but this difference has now been halved.

The fund's modest holdings of emerging market bonds generally hurt results. The weak dollar and investors' growing risk aversion hurt our small positions in U.S. dollar-denominated bonds, including some Mexican and Philippine securities. We sold the Philippine position.


EMERGING MARKETS BOND FUND

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     12/31/01              6/30/02
--------------------------------------------------------------------------------
Weighted Average
Maturity (years)                                      13.4                 12.8

Weighted Average Effective
Duration (years)                                       6.2                  6.0

Weighted Average Quality *                             BB+                   BB

*    Based on T. Rowe Price research.


A strong first quarter for emerging markets bonds and your fund was followed by a weak second quarter, with particularly large price declines in June as investors shunned risk. As a result, the fund's return was basically flat for the first half, marginally lower than its benchmark, J.P. Morgan Emerging Markets Bond Index Plus. Our modest overweight position in Argentina hurt relative results, but lower exposure to underperforming markets in Turkey, Ecuador, and Peru helped us. Our significant holdings in Russia relative to the index helped offset our underweighted positions in some of the "higher-grade" emerging countries, including Qatar, Malaysia, and South Korea. Our security selection helped relative results in Bulgaria, Russia, and Brazil, but hurt us in Argentina. For the 12-month period ended June 30, the fund managed a modest gain that exceeded the benchmark's -5.21% return.


Geograhic Diversification
--------------------------------------------------------------------------------

Emerging Markets Bond Fund

Russia            21%
Mexico            19%
Brazil            17%
Venezuela          4%
Bulgaria           4%
Philippines        3%
Argentina          3%
Other & Reserves  29%

Based on net assets as of 6/30/02.

Percentages reflect the issuing country of the fund's securities. Excludes the effects of forward currency contracts.


The portfolio's basic maturity, duration, and quality characteristics, shown below, were little changed over the six months. On June 30, your fund's three largest positions-Russia, Mexico, and Brazil-accounted for 57% of total net assets compared with 61% at year-end 2001. During the second quarter, we added to holdings in Russia, raising our commitment from 19% at year-end to 21% on June 30. We also added some new Mexican securities, although overall exposure there remained unchanged. A new position was established in Yugoslavia. Growing concerns on developments in Brazil and Turkey prompted us to trim holdings in those markets, and we eliminated small positions in Algeria and Costa Rica on valuation grounds.


OUTLOOK

Given investors' current sour mood and aversion to risk, especially in the stock market, we would expect fixed-income markets in developed countries to continue performing relatively well. The two major positives for U.S. investors in foreign bonds are stable interest rates and the likelihood of continued weakness in the U.S. dollar. Interest rates in developed countries seem unlikely to rise anytime soon, although inflation concerns in Europe may prompt higher rates there before the Federal Reserve feels any need to act in the U.S. However, major central banks are likely to keep their monetary policies on hold while the equity investing environment remains negative.

In emerging markets, we are entering a difficult period. In the 1990s, emerging markets benefited from investors' generalized willingness to take risk. In addition, cash flows to emerging markets from the International Monetary Fund
(IMF) and, especially, from direct foreign investment, underwrote some much needed reforms. Going forward, we expect smaller and more discriminating capital flows to these markets, and the IMF is less likely to bail out countries that run into trouble. With constricted capital inflows, several emerging markets will face, at best, tough current account adjustments or, at worst, difficulties meeting debt payments. Risks will vary substantially from country to country:
Turkey and Brazil are notable risks, while Mexico, Russia, and Bulgaria continue to improve. We expect to retain a bias against Latin investments in the near term while favoring European countries striving for EU membership.

Respectfully submitted,

Ian Kelson
President of the International Fixed Income Division and chairman of the International Bond Fund's Investment Advisory Committee

July 23, 2002

Michael Conelius is chairman of the Investment Advisory Committee for the Emerging Markets Bond Fund.

The committee chairmen have day-to-day responsibility for the portfolios and work with committee members in developing and executing the funds' investment programs.



T. Rowe Price Foreign Bond Funds
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


INTERNATIONAL BOND FUND
--------------------------------------------------------------------------------
As of 6/30/02
                  J.P. Morgan
                  Global Government
                  Bond Broad Index,                  International
                  Non-U.S. Dollar                    Bond Shares*

6/92              10000                              10000
6/93              10554                              11001
694               11447                              11634
6/95              13961                              13649
6/96              14068                              14022
6/97              14472                              14697
6/98              14761                              14989
6/99              15422                              15166
6/00              15640                              14953
6/01              14542                              14010
6/02              16839                              16114

Note: Performance for Advisor Class shares will vary due to the differing fee structures. See returns table below.



EMERGING MARKETS BOND FUND
--------------------------------------------------------------------------------
As of 6/30/02
                  J.P. Morgan
                  Emerging Markets                   Emerging Markets
                  Bond Index Plus                    Bond Fund

12/94             10000                              10000
6/95              10937                              10998
6/96              14638                              13939
6/97              19475                              19602
6/98              19745                              19610
6/99              18902                              16673
6/00              23279                              20516
6/01              26284                              23519
6/02              24914                              24048



Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended                                          Since   Inception
6/30/02           1 Year     5 Years    10 Years   Inception        Date

International Bond
shares             15.02%       1.86%       4.89%        --          --

International Bond-
Advisor Class s    14.83          --          --        2.54%    3/31/00


Emerging Markets
Bond Fund           2.25        4.17          --       12.42    12/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.



T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Unaudited



Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Bond shares

              6 Months        Year
                 Ended       Ended
               6/30/02    12/31/01   12/31/00   12/31/99   12/31/98   12/31/97

NET ASSET VALUE

Beginning of
period         $   7.86   $   8.47   $   9.16   $  10.46   $   9.58   $  10.46

Investment activities

  Net investment
  income (loss)    0.13       0.32       0.40       0.37       0.51       0.54

  Net realized
  and unrealized
  gain (loss)      0.76      (0.61)     (0.70)     (1.18)      0.88      (0.87)

  Total from
  investment
  activities       0.89      (0.29)     (0.30)     (0.81)      1.39      (0.33)


Distributions

  Net investment
  income          (0.13)      --         --        (0.33)     (0.51)     (0.46)

  Net realized
  gain               --       --         --        (0.11)        --      (0.09)

  Tax return
  of capital         --      (0.32)     (0.39)     (0.05)        --         --

Total
distributions     (0.13)     (0.32)     (0.39)     (0.49)     (0.51)     (0.55)


NET ASSET VALUE

End of
period         $   8.62   $   7.86   $   8.47   $   9.16   $  10.46   $   9.58
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total
return^           11.41%     (3.41)%    (3.13)%    (7.86)%    15.03%     (3.17)%

Ratio of total
expenses to average
net assets         0.94%!      0.95%      0.91%      0.90%      0.88%      0.86%

Ratio of net
investment income
(loss) to average
net assets         3.23%!      3.98%      4.76%      3.93%      5.19%      5.38%

Portfolio
turnover
rate              146.2%!     107.6%      160.5%(check  94.9%  128.9%    155.9%
                                                  mark)

Net assets,
end of period
(in millions)  $    916   $    762   $    753   $    779   $    926   $    826

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

(checkmark) Excludes the effect of the acquisition of the T. Rowe Price Global
            Bond Fund's assets.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

International Bond-Advisor Class shares

                                 6 Months             Year          3/31/00
                                    Ended            Ended          Through
                                  6/30/02         12/31/01          12/31/00

NET ASSET VALUE

Beginning of
period                           $   7.85         $   8.47            $ 8.88

Investment activities

  Net investment
  income (loss)                      0.12             0.31*             0.30*

  Net realized
  and unrealized
  gain (loss)                        0.76            (0.62)            (0.42)

  Total from
  investment
  activities                         0.88            (0.31)            (0.12)


Distributions

  Net investment
  income                           (0.12)               --                --

  Tax return
  of capital                           --            (0.31)            (0.29)

  Total
  Distributions                     (0.12)           (0.31)            (0.29)


NET ASSET VALUE

End of period                    $   8.61         $   7.85            $ 8.47
                                 -----------------------------------------------

Ratios/Supplemental Data

Total return^                      11.35%           (3.73)%*           (1.29%)*

Ratio of total
expenses to average
net assets                          1.09%!           1.15%*            1.15%*!

Ratio of net
investment income
(loss) to average
net assets                          3.06%!           3.28%*            4.60%*!

Portfolio
turnover
rate                               146.2%!          107.6%        160.5%!(check
                                                                           mark)

Net assets,
end of period
(in thousands)                   $  9,915         $  5,026            $  120

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.15% voluntary expense limitation in effect through 12/31/01.

!    Annualized

(checkmark) Excludes the effect of the acquisition of the T. Rowe Price Global
            Bond Fund's assets.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Unaudited


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               6/30/02    12/31/01   12/31/00   12/31/99   12/31/98   12/31/97

NET ASSET VALUE

Beginning of
period         $  10.32   $  10.54   $  10.11   $   9.23   $  13.71   $  12.97


Investment activities

  Net investment
  income (loss)    0.44       1.19       1.17       0.97       1.31*      1.16*

  Net realized
  and unrealized
  gain (loss)     (0.38)     (0.25)      0.31       0.99      (4.29)      0.97+

  Total from
  investment
  activities       0.06       0.94       1.48       1.96      (2.98)      2.13


Distributions

  Net investment
  income          (0.45)     (1.16)     (1.05)     (0.73)     (1.31)     (1.15)

  Net realized
  gain               --         --         --         --      (0.19)     (0.24)

  Tax return
  of capital         --         --         --      (0.35)        --         --

  Total
  distributions   (0.45)     (1.16)     (1.05)     (1.08)     (1.50)     (1.39)


NET ASSET VALUE

End of
period         $   9.93   $  10.32   $  10.54   $  10.11   $   9.23   $  13.71
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total
return^            0.41%      9.35%     15.20%     22.97%    (23.09)%*   16.83%*

Ratio of total
expenses to average
net assets         1.13%!     1.16%      1.21%      1.25%      1.25%*     1.25%*

Ratio of net
investment income
(loss) to average
net assets         8.56%!    11.37%     11.23%     10.56%     11.52%*     8.61%*

Portfolio
turnover
rate               54.4%!     75.5%      69.5%      54.0%      78.4%      87.6%

Net assets,
end of period
(in thousands)  $177,073   $155,563   $163,937   $173,078   $148,111   $113,419

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/00.

+ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002


Portfolio of Investments                        Shares/Par                Value
--------------------------------------------------------------------------------
                                                             In thousands

AUSTRALIA  0.5%

Government Bonds  0.5%

Commonwealth of Australia,
  8.75%, 8/15/08                         AUD         7,276      $         4,692

Total Australia (Cost $4,334)                                             4,692


AUSTRIA  2.3%

Government Bonds  2.3%

Republic of Austria
  4.00%, 7/15/09                         EUR         8,500                7,937
  5.50%, 1/15/10                                    13,250               13,497

Total Austria (Cost $20,041)                                             21,434


BELGIUM  4.2%

Government Bonds  4.2%

Kingdom of Belgium
  5.75%, 9/28/10                                     1,600                1,654
  6.50%, 3/31/05                                     7,800                8,131
  7.25%, 4/29/04                                    28,250               29,423

Total Belgium (Cost $36,889)                                             39,208


CANADA  1.0%

Government Bonds  1.0%

Government of Canada,
  5.25%, 6/1/12                          CAD        14,060                9,103

Total Canada (Cost $9,084)                                                9,103


DENMARK  4.0%

Government Bonds  4.0%

Kingdom of Denmark
  6.00%, 11/15/11                        DKK       175,763               24,668
  7.00%, 11/10/24 (misc. symbol)                     8,530                1,360
  8.00%, 3/15/06                                    76,850               11,308

Total Denmark (Cost $35,901)                                             37,336


FINLAND  1.5%

Government Bonds  1.5%

Republic of Finland
  5.00%, 4/25/09                         EUR         8,000      $         7,949
  5.75%, 2/23/11                                     5,750                5,934

Total Finland (Cost $12,972)                                             13,883


FRANCE  5.0%

Government Bonds  5.0%

Government of France
  4.50%, 7/12/03                                    17,650               17,556
  5.00%, 7/12/05                                     3,130                3,133
  5.25%, 4/25/08                                    11,210               11,378
  5.50%, 4/25/29                                     2,500                2,527
  5.75%, 10/25/32                                   11,103               11,665

Total France (Cost $42,655)                                              46,259


GERMANY  17.2%

Government Bonds  16.9%

Bundesobligation, 5.00%, 8/19/05                    43,470               43,656

Bundesrepublic
  4.75%, 7/4/28                                     16,495               14,957
  5.25%, 1/4/08                                     42,665               43,322
  6.00%, 1/5/06                                     52,900               54,898
                                                                        156,833


Corporate Bonds  0.3%

Kronos International, 8.875%, 6/30/09                  960                  946
Messer Griesheim, 10.375%, 6/1/11                    1,500                1,582
                                                                          2,528

Total Germany (Cost $146,278)                                           159,361


GREECE  1.3%

Government Bonds  1.3%

Hellenic Republic, 6.50%, 1/11/14                   11,063               11,962

Total Greece (Cost $11,011)                                              11,962


HUNGARY  1.0%

Government Bonds  1.0%

Government of Hungary,
  8.50%, 5/12/06                         HUF     2,245,000      $         8,942

Total Hungary (Cost $8,913)                                               8,942


IRELAND  0.3%

Government Bonds  0.3%

Republic of Ireland, 4.00%, 4/18/10      EUR         3,150                2,876

Total Ireland (Cost $2,723)                                               2,876


ITALY  6.8%

Government Bonds  6.8%

Republic of Italy
  5.25%, 8/1/11                                      1,800                1,794
  6.00%, 11/1/07                                    29,821               31,209
  6.00%, 5/1/31                                     25,817               27,415
  7.25%, 11/1/26                                     2,484                3,013

Total Italy (Cost $57,104)                                               63,431


JAPAN  15.9%

Government Bonds  15.9%

Government of Japan
  0.90%, 12/22/08                        JPY     5,534,000               46,793
  1.10%, 3/21/11                                 2,951,000               24,589
  1.30%, 6/20/11                                 4,170,000               35,282
  1.40%, 3/20/12                                 3,219,000               27,189
  2.20%, 6/22/20                                 1,518,000               13,311

Total Japan (Cost $144,299)                                             147,164


MEXICO  3.5%

Government Bonds  3.5%

United Mexican States
  8.375%, 1/14/11                        USD        11,640               12,097
  8.625%, 3/12/08                                   11,800               12,626
  9.875%, 1/15/07 (misc. symbol)                     4,700      $         5,311
  9.875%, 2/1/10                                     2,300                2,587
United Mexican States, Warrants, 6/30/03 *           1,335                    4

Total Mexico (Cost $32,605)                                              32,625


NETHERLANDS  6.1%

Government Bonds  6.1%

Government of Netherlands
  5.25%, 7/15/08                         EUR        20,500               20,757
  5.50%, 1/15/28                                       235                  236
  5.75%, 1/15/04                                    34,624               35,063

Total Netherlands (Cost $53,552)                                         56,056


PHILIPPINES  1.8%

Government Bonds  1.8%

Republic of Philippines,
  9.875%, 1/15/19 (misc. symbol)         USD        16,400               16,318

Total Philippines (Cost $16,509)                                         16,318


POLAND  1.8%

Government Bonds  1.8%

Government of Poland, 8.50%, 11/12/06    PLN        67,300               16,920

Total Poland (Cost $16,227)                                              16,920


PORTUGAL  0.2%

Government Bonds  0.2%

Republic of Portugal, 5.15%, 6/15/11     EUR         1,425                1,409

Total Portugal (Cost $1,311)                                              1,409


SINGAPORE  0.1%

Corporate Bonds  0.1%

Flextronics, 9.75%, 7/1/10                           1,075                1,123

Total Singapore (Cost $1,041)                                             1,123


SOUTH AFRICA  0.5%

Government Bonds  0.5%

Republic of South Africa,
  13.00%, 8/31/10 (misc. symbol)         ZAR        44,900      $         4,536

Total South Africa (Cost $4,084)                                          4,536


SPAIN  4.4%

Government Bonds  4.4%

Government of Spain
  4.00%, 1/31/10                         EUR        24,140               22,363
  6.00%, 1/31/08                                    17,700               18,508

Total Spain (Cost $38,265)                                               40,871


SWEDEN  1.2%

Government Bonds  1.1%

Kingdom of Sweden
  5.00%, 1/15/04 (misc. symbol)          SEK         6,600                  718
  5.00%, 1/28/09                                    84,500                9,019
                                                                          9,737


Corporate Bonds  0.1%

Alfa Laval, 12.125%, 11/15/10            EUR         1,193                1,364
                                                                          1,364

Total Sweden (Cost $11,386)                                              11,101


UNITED KINGDOM  2.3%

Government Bonds  2.3%

United Kingdom Treasury
  4.25%, 6/7/32                          GBP        11,390               15,897
  5.75%, 12/7/09                                     2,500                3,973
  8.00%, 6/7/21                                        666                1,395

Total United Kingdom (Cost $20,475)                                      21,265


UNITED STATES  14.6%

Corporate Bonds  0.2%

Huntsman ICI Chemicals, 10.125%, 7/1/09  EUR           960                  823
JohnsonDiversey, 144A, 9.625%, 5/15/12                 960                  989
                                                                          1,812


Bond Options Purchased  0.0%

Government of Japan
  Put, 1/24/03 @ Y96.801                 JPY     4,170,000      $            32
  Put, 3/27/03 @ Y95.007                         2,951,000                   22
                                                                             54


Money Market Funds  14.4%

T. Rowe Price Reserve
  Investment Fund, 1.95%#                USD       133,483              133,483
                                                                        133,483

Total United States (Cost $135,073)                                     135,349

Total Investments in Securities
97.5% of Net Assets (Cost $862,732)                             $       903,224


Forward Currency Exchange Contracts
In thousands
                                                                     Unrealized
Counterparty  Settlement  Receive              Deliver               Gain (Loss)
--------------------------------------------------------------------------------
JP Morgan     8/13/02     AUD      15,250      JPY        1,068        $   (377)
JP Morgan     8/13/02     AUD      19,493      USD       10,698             232
JP Morgan     8/13/02     CAD      53,814      USD       34,542             850
JP Morgan     8/13/02     EUR      10,700      JPY    1,256,180              21
JP Morgan     8/13/02     EUR      18,340      SEK      167,701            (101)
JP Morgan     8/13/02     EUR      34,319      USD       32,250           1,510
JP Morgan     8/13/02     GBP      22,998      USD       33,440           1,527
JP Morgan     8/13/02     IDR  36,334,105      USD        3,813             287
JP Morgan     8/13/02     JPY  1,065,656       AUD       15,500             221
JP Morgan     8/13/02     JPY  20,599,812      USD      162,926           9,346
JP Morgan     8/13/02     KRW  25,344,370      USD       19,732           1,255
JP Morgan     8/13/02     MXN      68,824      USD        6,842             (18)
JP Morgan     8/13/02     PLN      28,806      USD        7,118            (101)
JP Morgan     8/13/02     SEK     163,354      USD       15,860           1,813
JP Morgan     8/13/02     SGD       5,860      USD        3,256              66
JP Morgan     8/13/02     USD       8,610      AUD       15,269              49
JP Morgan     8/13/02     USD      14,459      CAD       22,114             (86)
JP Morgan     8/13/02     USD       1,037      DKK        8,483             (87)
JP Morgan     8/13/02     USD      62,096      EUR       66,803          (3,619)
JP Morgan     8/13/02     USD       9,077      HUF    2,258,690              63
JP Morgan     8/13/02     USD       3,910      IDR   36,334,105        $   (190)
JP Morgan     8/13/02     USD      22,914      JPY    2,816,196            (637)
JP Morgan     8/13/02     USD       6,272      KRW    7,593,510             (16)
JP Morgan     8/13/02     USD       7,136      MXN       68,824             311
JP Morgan     8/13/02     USD      21,230      PLN       88,220            (262)
JP Morgan     8/13/02     ZAR       8,000      USD          766              (5)

Net unrealized gain (loss) on open forward
currency exchange contracts                                              12,052

Other Assets Less Liabilities                                            10,735

NET ASSETS                                                          $   926,011
                                                                    -----------


#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at June 30, 2002 -
               See Note 2

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $989 and represents 0.1% of net assets

AUD  Australian dollar

CAD  Canadian dollar

DKK  Danish krone

EUR  Euro

GBP  British pound

HUF  Hungarian forint

IDR  Indonesian rupiah

JPY  Japanese yen

KRW  South Korean won

MXN  Mexican peso

PLN  Polish zloty

SEK  Swedish krona

SGD  Singapore dollar

USD  United States dollar

ZAR  South African rand

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002

Portfolio of Investments                        Shares/Par                Value
--------------------------------------------------------------------------------
                                                            In thousands


ARGENTINA  2.9%

Government Bonds  2.9%

Republic of Argentina
  7.00%, 12/19/08 *                      USD         1,000      $           189
  11.375%, 3/15/10 *                                 9,620                1,732
  11.75%, 4/7/09 *                                   2,000                  360
  11.75%, 6/15/15 *                                  6,612                1,190
  12.25%, 6/19/18 *                                  3,973                  675
  12.375%, 2/21/12 *                                 4,600                  966

Total Argentina (Cost $14,808)                                            5,112


BRAZIL  16.6%

Government Bonds  13.4%

Republic of Brazil
  C Bond, 8.00%, 4/15/14 (misc. symbol)             16,729               10,586
  DCB, FRN 3.125%, 4/15/12                           5,900                3,149
  NMB, FRN 3.125%, 4/15/09                             824                  527
  Par, 6.00%, 4/15/24                                2,750                1,612
  8.875%, 4/15/24 (misc. symbol)                     2,000                  988
  11.00%, 8/17/40 (misc. symbol)                     9,700                5,553
  12.25%, 3/6/30                                     2,000                1,230
                                                                         23,645


Corporate Bonds  3.2%

Banco Nacional de Desenvolvimento
  FRN 12.762%, 6/16/08 (misc. symbol)                7,750                5,677
                                                                          5,677

Total Brazil (Cost $38,031)                                              29,322


BULGARIA  4.3%

Government Bonds  4.3%

National Republic of Bulgaria
  Discount, Series A, FRN, 2.813%, 7/28/24           1,825                1,642
  FLIRB, FRN, 2.813%, 7/28/12                        4,520                4,113
  8.25%, 1/15/15 (misc. symbol)                      1,945                1,938

Total Bulgaria (Cost $6,665)                                              7,693


COLOMBIA  2.8%

Government Bonds  2.8%

Republic of Colombia
  10.00%, 1/23/12 (misc. symbol)                     1,000      $           946
  11.75%, 2/25/20 (misc. symbol)                     4,000                3,927

Total Colombia (Cost $4,908)                                              4,873


ECUADOR  1.0%

Government Bonds  1.0%

Republic of Ecuador, 12.00%, 11/15/12                2,500                1,775

Total Ecuador (Cost $1,662)                                               1,775


GABON  0.9%

Government Bonds  0.9%

Republic of Gabon
  Loan Participation, FRN, 2.938%, 4/1/04            2,190                1,588

Total Gabon (Cost $1,945)                                                 1,588


IVORY COAST  2.5%

Government Bonds  2.5%

Republic of Ivory Coast
  FLIRB, 2.00%, 3/29/18 *                           11,000                2,200
  PDI, STEP, 1.90%, 3/30/18 *              +        65,897                2,278

Total Ivory Coast (Cost $4,841)                                           4,478


MALAYSIA  1.2%

Government Bonds  1.2%

Malaysia, 7.50%, 7/15/11 (misc. symbol)  USD         2,000                2,138

Total Malaysia (Cost $2,093)                                              2,138


MEXICO  18.8%

Government Bonds  15.4%

United Mexican States
  MTN, 11.375%, 9/15/16 (misc. symbol)               4,650                5,778
  Par, Series B, 6.25%, 12/31/19                     2,000                1,895
  8.125%, 12/30/19 (misc. symbol)                    3,575      $         3,486
  8.30%, 8/15/31                                     2,000                1,950
  9.875%, 2/1/10                                     6,150                6,919
  11.50%, 5/15/26 (misc. symbol)                     5,724                7,271
                                                                         27,299


Corporate Bonds  3.4%

Pemex Project, 9.125%, 10/13/10                      5,700                6,013
                                                                          6,013


Warrants  0.0%

United Mexican States
  Warrants, Series B, 6/1/04 *                       2,000                    8
  Warrants, Series C, 6/1/05 *                       2,000                    0
  Warrants, Series D, 6/30/06 *                      2,000                    0
                                                                              8

Total Mexico (Cost $32,544)                                              33,320


NIGERIA  1.8%

Government Bonds  1.8%

Central Bank of Nigeria
  Par, Series WW, 6.25%, 11/15/20                    2,250                1,502
  Promissory Notes, FRN, 2.595%, 1/5/10              4,300                1,593

Total Nigeria (Cost $2,729)                                               3,095


PANAMA  2.5%

Government Bonds  2.5%

Republic of Panama, IRB, STEP, 4.75%, 7/17/14        5,093                4,430

Total Panama (Cost $4,399)                                                4,430


PERU  2.2%

Government Bonds  2.2%

Republic of Peru
  FLIRB, STEP, 4.00%, 3/7/17                         3,000                1,995
  PDI, STEP, 4.50%, 3/7/17 (misc. symbol)            2,475                1,807

Total Peru (Cost $4,091)                                                  3,802


PHILIPPINES  3.1%

Government Bonds  3.1%

Republic of Philippines
  9.375%, 1/18/17                                    1,000      $         1,028
  9.875%, 1/15/19                                    4,500                4,477

Total Philippines (Cost $5,275)                                           5,505


POLAND  2.0%

Government Bonds  2.0%

Republic of Poland
  PDI, STEP, 6.00%, 10/27/14                           980                  986
  STEP, 3.75%, 10/27/24                              3,500                2,603

Total Poland (Cost $3,243)                                                3,589


RUSSIA  21.1%

Government Bonds  21.1%

Russian Ministry of Finance
  V., 3.00%, 5/14/08                                 1,000                  683

Russian Federation
  5.00%, 3/31/30                                    33,287               23,176
  8.25%, 3/31/10 (misc. symbol)                      7,048                7,013
  10.00%, 6/26/07 (misc. symbol)                     2,600                2,776
  12.75%, 6/24/28                                    3,000                3,622

Total Russia (Cost $29,067)                                              37,270


SOUTH KOREA  1.3%

Government Bonds  1.3%

Republic of South Korea,
  8.875%, 4/15/08 (misc. symbol)                     2,000                2,366

Total South Korea (Cost $2,085)                                           2,366


THAILAND  0.0%

Corporate Bonds  0.0%

NSM Steel, 144A, 12.25%, 2/1/08 *                    1,000                   10
                                                                             10


Warrants  0.0%

NSM Steel, Warrants, 2/1/08 *                          633      $             1
                                                                              1

Total Thailand (Cost $948)                                                   11


TURKEY  1.2%

Government Bonds  1.2%

Republic of Turkey
  11.75%, 6/15/10                                      500                  452
  11.875%, 1/15/30 (misc. symbol)                    2,000                1,710

Total Turkey (Cost $2,508)                                                2,162


UKRAINE  1.6%

Government Bonds  1.6%

Republic of Ukraine,
  11.00%, 3/15/07 (misc. symbol)                     2,848                2,900

Total Ukraine (Cost $2,939)                                               2,900


VENEZUELA  4.4%

Government Bonds  4.4%

Republic of Venezuela
  DCB, FRN, 2.875%, 12/18/07 (misc. symbol)          5,893                4,427
  Discount, Series X-B, FRN,
    2.94%, 3/31/20 (misc. symbol)                    1,000                  720
  Par, Series X-A, 6.75%, 3/31/20                    1,000                  755
  9.25%, 9/15/27                                     3,000                1,931

Total Venezuela (Cost $8,447)                                             7,833


YUGOSLAVIA  1.2%

Government Bonds  1.2%

Yugoslavia Loan Assignment
  Tranche A, FRN, 0%, 10/18/06 *                     1,009                  393
  Tranche A, FRN, 0%, 10/18/06 *         CHF            45                   12
  Tranche A, FRN, 0%, 10/18/06 *         NLG+          138                   25
  Tranche A, FRN, 0%, 10/18/06 *         JPY        48,986                  135
  Tranche A, FRN, 0%, 10/18/06 *         DEM+          479                   97
  Tranche B, FRN, 0%, 12/25/06 *         USD         1,526                  595
  Tranche B, FRN, 0%, 12/25/06 *         GBP            28      $            17
  Tranche B, FRN, 0%, 12/25/06 *         EUR            55                   22
  Tranche B, FRN, 0%, 12/25/06 *         NLG+          424                   76
  Tranche C, FRN, 0%, 8/25/06 *          USD         1,594                  622
  Tranche C, FRN, 0%, 8/25/06 *          JPY        20,249                   56
  Tranche C, FRN, 0%, 8/25/06 *          GBP            45                   27
  Tranche C, FRN, 0%, 8/25/06 *          DEM+            3                    1
  Tranche C, FRN, 0%, 8/25/06 *          FRF+           28                    1
  Tranche C, FRN, 0%, 8/25/06 *          EUR            92                   36

Total Yugoslavia (Cost $2,041)                                            2,115


UNITED STATES  2.6%

Corporate Bonds  0.0%

Nextel International,
  12.75%, 8/1/10 *                       USD           700                    7
                                                                              7


Money Market Funds  2.6%

T. Rowe Price Reserve
  Investment Fund, 1.95%#                            4,657                4,657
                                                                          4,657

Total United States (Cost $5,348)                                         4,664

Total Investments in Securities
96.0% of Net Assets (Cost $180,617)                             $       170,041

Other Assets Less Liabilities                                             7,032

NET ASSETS                                                      $       177,073

#    Seven-day yield

*    Non-income producing

(misc. symbol) All or portion of this security is on loan June 30,2002.
               See Note 2.

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $10 and represents 0.0% of net assets

+    Security is denominated in legacy currency indicated and trades in Euro

CHF  Swiss franc

DCB  Debt Conversion Bond

DEM  German mark

EUR  Euro

FLIRB Front Loaded Interest Reduction Bond

FRF  French franc

FRN  Floating Rate Note

GBP  British pound

IRB  Interest Reduction Bond

JPY  Japanese yen

MTN  Medium Term Note

NLG  Dutch Guilder

NMB  New Money Bond

PDI  Past Due Interest Bond

STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)

USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


Assets

Investments in securities,
at value (cost $862,732)                                   $  903,224

Other assets                                                  116,000

Total assets                                                1,019,224

Liabilities

Payable for investment
securities purchased                                           47,396

Other liabilities                                              45,817

Total liabilities                                              93,213


NET ASSETS                                                 $  926,011
                                                           ----------

Net Assets Consist of:

Undistributed net
investment income (loss)                                   $   (2,002)

Undistributed net
realized gain (loss)                                          (43,267)

Net unrealized gain (loss)                                     53,523

Paid-in-capital applicable to
107,389,324 shares of $0.01
par value capital stock
outstanding; 2,000,000,000
shares of the Corporation
authorized                                                    917,757

NET ASSETS                                                 $  926,011
                                                           ----------


NET ASSET VALUE PER SHARE

International Bond shares
($916,095,549/106,237,929 shares outstanding)              $     8.62
                                                           ----------


International Bond-Advisor Class shares
($9,915,024/1,151,395 shares outstanding)                  $     8.61
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


Assets

Investments in securities,
at value (cost $180,617)                                   $  170,041

Securities lending collateral                                  53,935

Other assets                                                    9,013

Total assets                                                  232,989

Liabilities

Obligation to return
securities lending collateral                                  53,935

Other liabilities                                               1,981

Total liabilities                                              55,916


NET ASSETS                                                 $  177,073
                                                           ----------

Net Assets Consist of:

Undistributed net
investment income (loss)                                   $      908

Undistributed net
realized gain (loss)                                          (21,149)

Net unrealized gain (loss)                                    (10,578)

Paid-in-capital applicable to
17,839,665 shares of $0.01 par
value capital stock outstanding;
2,000,000,000 shares of the
Corporation authorized                                        207,892

NET ASSETS                                                 $  177,073
                                                           ----------

NET ASSET VALUE PER SHARE                                  $     9.93
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/02

Investment Income (Loss)

Income

  Interest                                                 $   16,128
  Securities lending                                               93
  Total income                                                 16,221


Expenses

  Investment management                                         2,603

  Shareholder servicing
    International Bond shares                                     787
    International Bond-Advisor Class shares                         3

  Custody and accounting                                          175

  Prospectus and shareholder reports
    International Bond shares                                      28
    International Bond-Advisor Class shares                         1

  Registration                                                     17

  Proxy and annual meeting                                         17

  Legal and audit                                                  11

  Distribution - International
  Bond-Advisor Class shares                                         9

  Directors                                                         5

  Miscellaneous                                                     3

  Total expenses                                                3,659

Net investment income (loss)                                   12,562


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (17,813)

  Foreign currency transactions                                (1,128)

  Net realized gain (loss)                                    (18,941)


Change in net unrealized gain (loss)

  Securities                                                   75,999

  Other assets and liabilities
  denominated in foreign currencies                            20,017

  Change in net
  unrealized gain (loss)                                       96,016

Net realized and
unrealized gain (loss)                                         77,075


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   89,637
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                             6 Months
                                                                Ended
                                                              6/30/02

Investment Income (Loss)

Income
  Interest                                                 $    8,495
  Securities lending                                               87
  Total income                                                  8,582


Expenses
  Investment management                                           682
  Custody and accounting                                          162
  Shareholder servicing                                           116
  Registration                                                     13
  Prospectus and shareholder reports                                9
  Legal and audit                                                   9
  Directors                                                         3
  Proxy and annual meeting                                          2
  Miscellaneous                                                     2
  Total expenses                                                  998
Net investment income (loss)                                    7,584


Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                   (1,075)
  Foreign currency transactions                                    (8)
  Net realized gain (loss)                                     (1,083)

Change in net unrealized
gain (loss) on securities                                      (6,894)

Net realized and
unrealized gain (loss)                                         (7,977)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $     (393)
                                                           ----------



T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/02             12/31/01

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $        12,562      $        31,178

  Net realized
  gain (loss)                                      (18,941)             (29,639)

  Change in net
  unrealized
  gain (loss)                                       96,016              (28,547)

  Increase (decrease)
  in net assets
  from operations                                   89,637              (27,008)


Distributions to shareholders

  Net investment income

    International Bond shares                      (12,394)                  --

    International Bond-Advisor
    Class shares                                      (111)                  --

  Tax Return of Capital

    International Bond shares                           --              (31,156)

    International Bond-Advisor
    Class shares                                        --                  (78)

Decrease in net assets
from distributions                                 (12,505)             (31,234)


Capital share transactions *

  Shares sold

    International Bond shares                      145,767              198,874

    International Bond-Advisor
    Class shares                                     4,545                6,080


Distributions reinvested

    International Bond shares                       11,723               29,297

    International Bond-Advisor
    Class shares                                       111                   77


  Shares redeemed

    International Bond shares                      (79,422)            (161,187)

    International Bond-Advisor
    Class shares                                      (668)              (1,193)

    Increase (decrease)
    in net assets
    from capital
    share transactions                              82,056               71,948

Net Assets

Increase (decrease)
during period                                      159,188               13,706

Beginning of period                                766,823              753,117

End of period                              $       926,011      $       766,823
                                           -------------------------------------

*Share information

  Shares sold

    International Bond shares                       17,924               24,276

    International Bond-Advisor
    Class shares                                       579                  761


Distributions reinvested

    International Bond shares                        1,474                3,627

    International Bond-Advisor
    Class shares                                        14                   10


Shares redeemed

    International Bond shares                      (10,051)             (19,893)

    International Bond-Advisor
    Class shares                                       (82)                (145)

Increase (decrease) in shares outstanding            9,858                8,636

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Unaudited


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/02             12/31/01

Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                            $         7,584      $        17,789

  Net realized
  gain (loss)                                       (1,083)              (3,784)

  Change in net
  unrealized
  gain (loss)                                       (6,894)                 189

  Increase (decrease)
  in net assets
  from operations                                     (393)              14,194


Distributions to shareholders

  Net investment
  income                                            (7,649)             (17,294)


Capital share transactions *

  Shares sold                                       44,859               33,752

  Distributions reinvested                           6,813               15,422

  Shares redeemed                                  (22,120)             (54,448)

  Increase (decrease)
  in net assets
  from capital
  share transactions                                29,552               (5,274)


Net Assets

Increase (decrease)
during period                                       21,510               (8,374)

Beginning of period                                155,563              163,937

End of period                              $       177,073      $       155,563
                                           -------------------------------------


*Share information

  Shares sold                                        4,223                3,208

  Distributions reinvested                             644                1,477

  Shares redeemed                                   (2,096)              (5,173)

  Increase (decrease)
  in shares outstanding                              2,771                 (488)

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Foreign Bond Funds
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2002


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The International Bond Fund (the International Fund) and the Emerging Markets Bond Fund (the Emerging Markets Fund) are two portfolios established by the corporation. The Emerging Markets Fund commenced operations on December 30, 1994, and seeks to provide high income and capital appreciation. The International Fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S. The International Fund has two classes of shares: International Bond Shares, offered since September 10, 1986, and International Bond Fund - Advisor Class, which was first offered on March 31, 2000. International Fund - Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased options are valued at the mean of the closing bid and ask prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Class Accounting The International Fund-Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce each fund's custody charges.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Unrealized gains and losses on forward currency exchange contracts are in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     Emerging Markets At June 30, 2002, approximately 9% of International Fund's and 93% of Emerging Markets Fund's net assets were were invested in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Noninvestment-Grade Debt Securities At June 30, 2002, approximately 3% of International Fund's and 69% of Emerging Market Fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Forward Currency Exchange Contracts During the six months ended June 30, 2002, the International Fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

     Options Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the International Fund's accompanying Portfolio of Investments at market value.

     Securities Lending Each fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At June 30, 2002, the value of the International Fund's loaned securities was $27,794,000; aggregate collateral consisted of $29,065,000 in the securities lending collateral. The value of the Emerging Market Fund's loaned securities was $50,056,000; aggregate collateral consisted of $53,935,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, for the six months ended June 30, 2002, were as follows:


--------------------------------------------------------------------------------
                                                                       Emerging
                                             International              Markets

Purchases                                  $   475,520,000      $    69,345,000
Sales                                          471,079,000           46,249,000


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2002.

     For tax purposes, each fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, realized losses recognized in 2001 for financial reporting purposes, in the amount of $9,039,000 and $1,752,000 respectively, for the International Fund and Emerging Markets Fund, were recognized on January 1, 2002 for tax purposes. Further, each fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2001, the funds' most recent tax year-end, the International Fund had $21,562,000 of unused capital loss carryforwards available to offset future realized gains, of which $5,630,000 expire in 2007, and $15,932,000 expire in 2008. The
     Emerging Markets Fund had $16,229,000 of unused capital loss carryforwards at December 31, 2001, of which $14,068,000 expire in 2007, and $2,161,000 expire in 2009.

     At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $862,732,000 for the International Fund, and $180,617,000 for the Emerging Markets Fund. Net unrealized gain (loss) on investments was as follows:


--------------------------------------------------------------------------------
                                                                       Emerging
                                             International              Markets

Unrealized appreciation                    $    56,182,000      $    12,074,000

Unrealized depreciation                         (2,659,000)         (22,652,000)

Net unrealized appreciation
(depreciation)                             $    53,523,000      $   (10,578,000)


NOTE 4 - RELATED PARTY TRANSACTIONS

     Each fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group. For each fund, the investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and the fund's pro-rata share of a group fee. The individual fund fee for the International Fund is equal to 0.35% of the fund's average daily net assets, and for the Emerging Markets Fund is 0.45%. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. Each fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2002, the effective annual group fee rate was 0.32%, and investment management fees payable totaled $474,000 for the International Fund and $114,000 for the Emerging Markets Fund.

     The manager has agreed to bear any expenses through December 31, 2003, which would cause International Fund-Advisor Class's ratio of total expenses to average net assets to exceed 1.15%. Thereafter, through December 31, 2005, International Fund-Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.15%.

     In addition, each fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of each fund. T. Rowe Price Services, Inc. provides shareholder and administrative services to each fund in its capacity as the funds' transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in each fund. Expenses incurred pursuant to these service agreements totaled $241,000 for the International Fund and $113,000 for the Emerging Markets Fund, for the six months ended June 30, 2002, of which $64,000 and $23,000, respectively, were payable at period-end.

     The International Fund and Emerging Markets Fund are also two of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Expenses associated with the operation of Spectrum are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying Price funds, Price Associates, and, in the case of T. Rowe Price Spectrum International, T. Rowe Price International. For the six months ended June 30, 2002, the International Fund was allocated $486,000 of Spectrum expenses, of which $116,000 was for services provided by Price and $55,000 was payable at period-end; and Emerging Markets Fund was allocated $104,000 of Spectrum expenses, of which $25,000 was for services provided by Price. At June 30, 2002, approximately 51% of the International Fund's and 50% the Emerging Markets Fund's outstanding shares were held by Spectrum. Spectrum does not invest in the underlying Price funds for the purpose of exercising management or control.

     The funds may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the International Fund and the Emerging Markets Fund for the six months ended June 30, 2002, totaled $1,429,000 and $34,000, respectively, and are reflected as interest income in the accompanying Statement of Operations.



T. Rowe Price Foreign Bond Funds
--------------------------------------------------------------------------------


About the Funds' Directors and Officers
--------------------------------------------------------------------------------

Your funds are governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the funds' directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the funds' officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors


Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Other Directorships of Public Companies
--------------------------------------------------------------------------------
Calvin W. Burnett, Ph.D.        President, Coppin State College; Director,
(3/16/32)                       Provident Bank of Maryland
2001

Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company, real
1991                            estate developers

Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition and management advisory firm
1988

David K. Fagin                  Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                        Golden Star Resources Ltd., and Canyon Resources
2001                            Corp. (5/00 to present); Chairman and President,

F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc., consulting environmental and civil
2001                            engineers

Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp., Finlay Enterprises,
2001                            Inc., The Rouse Company, and US Airways Group,
                                Inc.

John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
2001                            and Partner, Blackstone Real Estate Advisors,
                                L.P.; Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company

Hubert D. Vos                   Owner/President, Stonington Capital Corp., a
(8/2/33)                        private investment company
2001

Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership, providing
1996                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.
--------------------------------------------------------------------------------
*Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.



Inside Directors


Name
(Date of Birth)
Year Elected**
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Other Directorships of Public Companies
--------------------------------------------------------------------------------
James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
2002                            President, T. Rowe Price Group, Inc.; Chairman
[98]                            of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc., and T. Rowe Price Global
                                Investment Services Limited; Vice President,
                                International Funds

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of the
1979                            Board, Chief Investment Officer, Director, and
[98]                            Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited; Vice President and Director, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                Global Investment Services Limited and T. Rowe
                                Price International, Inc.; Vice President,
                                International Funds

Martin G. Wade                  Director and Vice President, T. Rowe Price
(2/16/43)                       Group, Inc.; Chairman of the Board and Director,
1982                            T. Rowe Price Global Investment Services Limited
[15]                            and T. Rowe Price International, Inc.; Director,
                                T. Rowe Price Global Asset Management Limited;
                                Vice President, T. Rowe Price; Chairman of the
                                oard, International Funds
--------------------------------------------------------------------------------
**Each inside director serves until the election of a successor.



Officers


Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
--------------------------------------------------------------------------------
Christopher D. Alderson (3/29/62)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Mark C.J. Bickford-Smith (4/30/62)      Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, International Funds          Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Michael J. Conelius (6/16/64)           Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Ann B. Cranmer (3/23/47)                Vice President, T. Rowe Price Group,
Assistant Vice President,               Inc., and T. Rowe Price International,
International Funds                     Inc.; Vice President and Secretary,
                                        T. Rowe Price Global Asset Management
                                        Limited, and T. Rowe Price Global
                                        Investment Services Limited

Frances Dydasco (5/8/66)                Vice President, T. Rowe Price Group,
Vice President,                         Inc., and T. Rowe Price International,
International Funds                     Inc.

Mark J.T. Edwards (10/27/57)            Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Roger L. Fiery III (2/10/59)            Vice President, T. Rowe Price, T. Rowe
Assistant Vice President,               Price Group, Inc., and T. Rowe Price
International Funds                     International, Inc.

John R. Ford (11/25/57)                 Vice President, T. Rowe Price and
President, International Funds          T. Rowe Price Group, Inc.; Director,
                                        Chief Investment Officer, and Vice
                                        President, T. Rowe Price International,
                                        Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, International Funds     Price Group, Inc.; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc. and T. Rowe Price
                                        Retirement Plan Services, Inc.; Vice
                                        President and Director, T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company

Ian D. Kelson (8/16/56)                 Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.; formerly Head of
                                        Fixed Income, Morgan Grenfell/ Deutsche
                                        Asset Management (to 2000)

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, International Funds          and T. Rowe Price Investment Services,
                                        Inc.

Ian J. Macdonald (1/7/62)               Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

David S. Middleton (1/18/56)            Vice President, T. Rowe Price, T. Rowe
Controller, International Funds         Price Group, Inc., and T. Rowe Price
                                        Trust Company

George A. Murnaghan (5/1/56)            Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Gonzalo Pangaro (11/27/68)              Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

D. James Prey III (11/26/59)            Vice President, T. Rowe Price and
Vice President, International Funds     T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)          Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Christopher J. Rothery (5/26/63)        Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

James B.M. Seddon (6/17/64)             Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Benedict R.F. Thomas (8/27/64)          Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Justin Thomson (1/14/68)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.; formerly Portfolio Manager, G.T.
                                        Capital/Invesco (to 1998)

David J.L. Warren (4/14/57)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; Director,
International Funds                     Chief Executive Officer, and President,
                                        T. Rowe Price International, Inc.;
                                        Director, T. Rowe Price Global Asset
                                        Management Limited

William F. Wendler II (3/14/62)         Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Richard T. Whitney (5/7/58)             Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Edward A. Wiese, CFA (4/12/59)          Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company; Director, Chief
                                        Investment Officer, and Vice President,
                                        T. Rowe Price Savings Bank
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*



BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced



BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond



MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money



INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International


Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
                                                                C15-051  6/30/02